INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$ 225,000		$ 1,262,409
Acquisition costs of operating limited partnerships	39,959		224,198
Cumulative distributions from operating limited partnerships	0		(3,682)
Cumulative losses from operating limited partnerships	(264,959)		(1,482,925)
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(340,654)		(1,709,417)
Other	8,305		(116,102)
Equity per operating limited partnerships' combined financial statements	(332,349)	(332,349)	(1,825,519)	(1,825,519)
Series One [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Two [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Three [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	225,000		1,262,409
Acquisition costs of operating limited partnerships	39,959		224,198
Cumulative distributions from operating limited partnerships	0		(3,682)
Cumulative losses from operating limited partnerships	(264,959)		(1,482,925)
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(340,654)		(1,709,417)
Other	8,305		(116,102)
Equity per operating limited partnerships' combined financial statements	(332,349)	(332,349)	(1,825,519)	(1,825,519)
Series Four [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Five [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Six [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	$ 0	$ 0	$ 0	$ 0